Share-based payments - Long-Term Incentive Plan (Details) € in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 11, 2020 Options USD ($) $ / shares	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 31, 2019
Share-based payments
Stock price volatility (as a percent)	75.00%
Risk free interest rate (as a percent)	0.80%
Long-Term Incentive Plan (LTIP)
Share-based payments
Maximum amount of share-based award grants allowed under the plan (as a percent)				13.00%
Additional share-based award grants allowed under the plan (as a percent)				3.00%
Vesting period	10 years
Trading days	20 days
Exercise price | $ / shares	$ 11.60
Share-based payment expense | €		€ 812	€ 812
Long-Term Incentive Plan (LTIP) | Key management personnel
Share-based payments
Number of options granted | Options	87,500
Long-Term Incentive Plan (LTIP) | Chief Executive Officer
Share-based payments
Number of options granted | Options	36,175
Long-Term Incentive Plan (LTIP) | Chief Financial Officer
Share-based payments
Number of options granted | Options	16,250
Long-Term Incentive Plan (LTIP) | Chief Information Officer
Share-based payments
Number of options granted | Options	15,000
Long-Term Incentive Plan (LTIP) | RSUs | Key management personnel
Share-based payments
RSUs granted | $	75,000
Long-Term Incentive Plan (LTIP) | RSUs | Chief Executive Officer
Share-based payments
RSUs granted | $	72,350
Long-Term Incentive Plan (LTIP) | RSUs | Chief Financial Officer
Share-based payments
RSUs granted | $	32,250
Long-Term Incentive Plan (LTIP) | RSUs | Chief Information Officer
Share-based payments
RSUs granted | $	30,000
Long-Term Incentive Plan (LTIP) | Tranche one
Share-based payments
Vesting percentage	0.33%
Long-Term Incentive Plan (LTIP) | Tranche two
Share-based payments
Vesting percentage	0.33%
Long-Term Incentive Plan (LTIP) | Tranche three
Share-based payments
Vesting percentage	0.33%